Shareholders' contributions - Share Capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares
Share capital and share premium
Balance at beginning of period	$ 1,028,883	[1]	$ 1,108,145	[2]	$ 891,197
Restricted shares and units vested	1,224		721		0
Purchase of own shares	(4,365)		(4,263)		(15,725)
Balance at end of period	$ 963,724		$ 1,028,883	[1]	$ 1,108,145	[2]
Number of shares
Number of shares
Stock at beginning of period (shares) | shares	122,382,000		122,382,000		122,382,000
Employee share options exercised (shares) | shares					0
Restricted shares and units vested (shares) | shares	0		0		0
Purchase of own shares (shares) | shares	0		0		0
Stock at end of period (shares) | shares	122,382,000		122,382,000		122,382,000
Share capital and share premium
Balance at beginning of period	$ 183,573		$ 183,573	[2]	$ 183,573
Balance at end of period	183,573		183,573		183,573	[2]
Share capital and share premium
Share capital and share premium
Balance at beginning of period	1,085,312		1,084,076		1,092,507
Employee share options exercised					0
Restricted shares and units vested	4,182		4,455		4,775
Purchase of own shares	(3,106)		(3,219)		(13,206)
Balance at end of period	$ 1,086,388		$ 1,085,312		$ 1,084,076

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the classification of the adjustment of opening balance for the application of IAS 29 as explained in Note 34.